Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity

26 Equity

Non-controlling interest

	Net Profit		Equity
(€ million)	2023	2022	December 31, 2023	December 31, 2022
EniPower Group	86	54	406	373
Eni Plenitude Group	3	20	54	97
Others				1
	89	74	460	471

Equity attributable to equity holders of Eni

(€ million)	December 31, 2023	December 31, 2022
Share capital	4,005	4,005
Retained earnings	32,988	23,455
Cumulative currency translation differences	5,238	7,564
Other reserves and equity instruments:
- Perpetual subordinated bonds	5,000	5,000
- Legal reserve	959	959
- Reserve for treasury shares	2,333	2,937
- Reserve for OCI on cash flow hedging derivatives net of tax effect	36	(342)
- Reserve for OCI on defined benefit plans net of tax effect	(88)	(58)
- Reserve for OCI on equity-accounted investments	98	46
- Reserve for OCI on other investments valued at fair value	98	53
- Reserve for convertible bond issue	79
- Other reserves		190
Treasury shares	(2,333)	(2,937)
Profit for the year	4,771	13,887
	53,184	54,759

Share capital

As of December 31, 2023, the parent company’s issued share capital consisted of €4,005,358,876 (same amount as of December 31, 2022) represented by 3,375,937,893 ordinary shares without nominal value (3,571,487,977 ordinary shares at December 31, 2022).

On May 10, 2023, Eni’s Shareholders’ Meeting resolved: (i) to distribute available reserves by way of and in place of the payment of the dividend for the year 2023 of €0.94 per share in four tranches, in September 2023 (for an amount equal to €0.24 per share), November 2023 (for an amount equal to €0.23 per share), March 2024 (for an amount equal to €0.24) and May 2024 (for an amount equal to €0.23); (ii) to cancel 195,550,084 treasury shares with no par value without changing the amount of the share capital and reducing the related reserve by the amount of €2,400 million (equal to the carrying value of the cancelled shares); (iii) to authorize the Board of Directors pursuant to and for the purposes of Art. 2357 of the Italian Civil Code to proceed with the purchase for a total outlay of up to €3.5 billion of Company’s ordinary shares in a maximum number equal to 337,000,000 by April 30, 2024, of which: (a) up to a maximum of 275,000,000 shares for the purchase of treasury shares for the purpose of remunerating Shareholders; (b) up to a maximum of 62,000,000 shares for setting up the so-called share stock. In execution of this resolution, as of December 31, 2023, 128,894,264 treasury shares had been purchased for a total value of €1,837 million.

Cumulative foreign currency translation differences

The cumulative foreign currency translation differences arose from the translation of financial statements denominated in currencies other than euro.

Perpetual subordinated hybrid bonds

The hybrid bonds are governed by English law and are traded on the regulated market of the Luxembourg Stock Exchange. As of December 31, 2023, hybrid bonds amounted to €5 billion (same amount as at December 31, 2022).

The key characteristics of the two bonds are: (i) an issue of €1.5 billion perpetual 5.25-year subordinated non-call hybrid notes with a re-offer price of 99.403% and an annual fixed coupon of 2.625% until the first reset date of January 13, 2026. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 316.7 basis points, increased by an additional 25 basis points as from January 13, 2031 and a subsequent increase of additional 75 basis points as from January 13, 2046; (ii) an issue of €1.5 billion perpetual 9-year subordinated non-call hybrid notes with a re-offer price of 100% and an annual fixed coupon of 3.375% until the first reset date of October 13, 2029. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 364.1 basis points, increased by additional 25 basis points as from October 13, 2034 and a subsequent increase of additional 75 basis points as from October 13, 2049; (iii) an issue of €1 billion perpetual 6-year subordinated non-call hybrid notes with a re-offer price of 100% and an annual fixed coupon of 2.000% until the first reset date of May 11, 2027. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 220.4 basis points, increased by additional 25 basis points as from May 11, 2032 and a subsequent increase of additional 75 basis points as from May 11, 2047; (iv) an issue of €1 billion perpetual 9-year subordinated non-call hybrid notes with a re-offer price of 99.607% and an annual fixed coupon of 2.750% until the first reset date of May 11, 2030. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 277.1 basis points, increased by additional 25 basis points as from May 11, 2035 and a subsequent increase of additional 75 basis points as from May 11, 2050.

Legal reserve

This reserve represents earnings restricted from the payment of dividends pursuant to Article 2430 of the Italian Civil Code. The legal reserve has reached the maximum amount required by the Italian Law.

Reserve for treasury shares

The reserve for treasury shares represents the reserve that was established in previous reporting periods to repurchase the Company shares in accordance with resolutions at Eni’s Shareholders’ Meetings.

Reserves for Other Comprehensive Income

	Reserve for OCI on cash flow hedge derivatives			Reserve for OCI on defined benefit plans			Reserve for OCI on equity-accounted investments (*)	Reserve for OCI on investments valued at fair value
(€ million)	Gross reserve	Deferred tax liabilities	Net reserve	Gross reserve	Deferred tax liabilities	Net reserve
Reserve as of December 31, 2022	(483)	141	(342)	(20)	(38)	(58)	46	53
Changes of the year	105	(32)	73	(31)	10	(21)	52	45
Currency translation differences				(43)	34	(9)
Reversal to inventories adjustments	(8)	3	(5)
Reclassification to retained earnings
Changes in scope of consolidation
Reclassification adjustments	436	(126)	310
Reserve as of December 31, 2023	50	(14)	36	(94)	6	(88)	98	98
Reserve as of December 31, 2021	(1,269)	373	(896)	(84)	(33)	(117)	54	141
Changes of the year	(3,883)	1,133	(2,750)	60	(5)	55	92	56
Currency translation differences				1		1
Reversal to inventories adjustments	(8)	2	(6)
Reclassification to retained earnings								(144)
Changes in scope of consolidation				3		3	1
Reclassification adjustments	4,677	(1,367)	3,310				(101)
Reserve as of December 31, 2022	(483)	141	(342)	(20)	(38)	(58)	46	53
(*) Reserve for OCI on equity-accounted investments at December 31, 2023 includes negative reserves of €1 million relating to defined benefit plans (€1 million at December 31, 2022)

Treasury shares

A total of 157,115,336 of Eni’s ordinary shares (226,097,834 at December 31, 2022) were held in treasury for a total cost of €2,333 million (€2,937 million at December 31, 2022).

During 2023, 128,894,264 shares were acquired, for a total value of €1,837 million, 195,550,084 treasury shares have been cancelled for a total value of €2,400 million and 2,326,678 treasury shares were assigned free of charge to Eni executives, following the conclusion of the Vesting Period as required by the “Long-Term Monetary Incentive Plan 2020-2022” approved by Eni's Shareholders' Meeting of May 13, 2020.

Distributable reserves

As of December 31, 2023, equity attributable to Eni included distributable reserves of approximately €43 billion.

Reconciliation of profit and equity of the parent company Eni SpA to the consolidated profit and equity

	Profit		Shareholders’ equity
(€ million)	2023	2022	December 31, 2023	December 31, 2022
As recorded in Eni SpA's Financial Statements	3,272	5,403	51,019	52,520
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	3,202	7,375	(814)	(1,302)
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity			153	153
- adjustments to comply with Group accounting policies	(2,266)	797	3,774	4,468
- elimination of unrealized intercompany profits	86	124	(437)	(533)
- deferred taxation	566	262	(51)	(76)
	4,860	13,961	53,644	55,230
Non-controlling interest	(89)	(74)	(460)	(471)
As recorded in Consolidated Financial Statements	4,771	13,887	53,184	54,759